Taxation - Value added tax (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Taxes payable
Income tax payable	$ 148,292	$ 81,610
VAT payable	15,724	46,035
Other tax payables	839
Total	$ 164,855	$ 127,645